Consolidated statements of financial position (Parenthetical) - $ / shares	May 31, 2025	Mar. 31, 2025
Pre-funded warrants
Ifrs Statement [Line Items]
Number of securities called by warrant	1
Warrants issued	48
Warrants outstanding	48
Preference shares
Ifrs Statement [Line Items]
Per Share Value		$ 0.00001
Shares authorized		10,000,000
Shares issued		0
Shares outstanding		0
Ordinary shares
Ifrs Statement [Line Items]
Per Share Value		$ 0.00001
Shares authorized		100,000,000
Shares issued		40,000,000
Shares outstanding		21,505,000
Voting Common Stock
Ifrs Statement [Line Items]
Per Share Value	$ 0
Shares issued	1,130,746
Shares outstanding	1,130,746